Earnings per share (Details) - Schedule of computation of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Numerator for basic and diluted earnings/(loss) per share
Net income/(loss)	$ (4,596)	$ 712
Denominator for basic and diluted earnings/(loss) per share
Weighted-average shares outstanding – basic and diluted	48,885	20,217
Basic and diluted earnings/(loss) per share	$ (0.09)	$ 0.04